Other non-current receivables	6 Months Ended
Jun. 30, 2025
Trade and other non-current receivables [abstract]
Other non-current receivables

Note 12. Other non-current receivables

	June 30, 2025	December 31, 2024
Promissory note	26,399	24,867
Long-term prepaid expenses	14,059	14,634
Deposits	1,058	1,024
Derivatives	—	125
Other receivables	3,624	3,681
Total	45,140	44,331

The promissory note is part of the purchase price from selling the manufacturing facilities in Ogden, Utah and Dallas-Fort Worth, Texas during 2023. The note has a maturity date of May 31, 2028. The nominal interest rate is 8% for the first year and then increases by 200 basis points each year. The interest is capitalized semi-annually, and the effective interest rate is 12.56%.

Long-term prepaid expenses consist primarily of a credit toward future use of shared assets at the manufacturing facility in Ogden.